Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail 1) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transport Network Transformation [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		₱ 5,686
Submarine Cable Systems [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized	₱ 237
Reduction in depreciation	₱ 748
Submarine Cable Systems [Member] | Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Life of assessed property and equipment	15 years
Submarine Cable Systems [Member] | Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Life of assessed property and equipment	25 years
Modernization of Core Network Equipment and IT Assets [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized	₱ 744
Modernization of Core Network Equipment and IT Assets [Member] | Smart Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized	5,560
Office Premises [Member] | Smart Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized	₱ 215
Information Technology Assets and General Computers and Peripherals [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Depreciation that would have been increased if assets had been depreciated using original estimated useful life			₱ 934